ORGANIZATION (Details)	12 Months Ended
Dec. 31, 2024
Zhongjinke B V I [Member]
Restructuring Cost and Reserve [Line Items]
Name	Zhongjinke BVI
Registered Location	BVI
Percentage of direct ownership	100% owned by the Zhongjinke
Date of incorporation	May 24, 2022
Principal activities	Investment holdings
Zhongjinke H K [Member]
Restructuring Cost and Reserve [Line Items]
Name	Zhongjinke HK
Registered Location	Hong Kong
Percentage of direct ownership	100% owned by Zhongjinke BVI
Date of incorporation	May 27, 2022
Principal activities	Investment holdings
Zhongjinke W F O E [Member]
Restructuring Cost and Reserve [Line Items]
Name	Zhongjinke WFOE
Registered Location	Shenzhen
Percentage of direct ownership	100% owned by Zhongjinke HK
Date of incorporation	December 19, 2022
Principal activities	Investment holdings
Galaxy Investment [Member]
Restructuring Cost and Reserve [Line Items]
Name	Galaxy Investment
Registered Location	BVI
Percentage of direct ownership	100% owned by Zhongjinke HK
Date of incorporation	March 16, 2022
Principal activities	Investment holdings
Zhongjinke Shenzhen [Member]
Restructuring Cost and Reserve [Line Items]
Name	Zhongjinke Shenzhen
Registered Location	Shenzhen
Percentage of direct ownership	99.225% owned by Zhongjinke WFOE and 0.775% owned by Galaxy Investment
Date of incorporation	July 18, 2011
Principal activities	Manufacturing and selling hardware products
Zhongke Components [Member]
Restructuring Cost and Reserve [Line Items]
Name	Zhongke Components
Registered Location	Qingyuan
Percentage of direct ownership	100% owned by Zhongjinke Shenzhen
Date of incorporation	April 16, 2021
Principal activities	Manufacturing and selling hardware products
Nanjing Zhongjinke Hardware Products Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Nanjing Zhongjinke Hardware Products Co., Ltd (“Zhongjinke Nanjing”)
Registered Location	Nanjing
Percentage of direct ownership	51% by Zhongjinke Shenzhen
Date of incorporation	May 3, 2016
Principal activities	Selling hardware products
Z I K Precision H K Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	ZIK Precision HK Limited (“ZJK Precision HK”)
Registered Location	Hong Kong
Percentage of direct ownership	100% owned by Zhongjinke Shenzhen
Date of incorporation	July 27, 2023
Principal activities	Manufacturing and selling hardware products
Z J K Vietnam Precision Components Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	ZJK Vietnam Precision Components Company Limited (“ZJK Precision Vietnam”)
Registered Location	Vietnam
Percentage of direct ownership	93% owned by ZJK Precision HK
Date of incorporation	April 26, 2024
Principal activities	Manufacturing and selling hardware products